SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Long-term loans:
Long-term loans	$ 30,866		$ 35,916
Less - current maturities	4,595		4,665
Long-term loans, excluding current maturities	26,271		31,251
Loan from bank (a) [Member]
Long-term loans:
Interest rate	4.77%	[1]	4.77%	[1]
Maturity, minimum	Jan. 01, 2012	[1]
Maturity, maximum	Dec. 31, 2022	[1]
Long-term loans	28,000	[1]	32,000	[1]
Loan from bank (b) [Member]
Long-term loans:
Variable interest reference rate	EURIBOR	[2]	EURIBOR	[2]
Interest rate, spread on variable rate	2.75%	[2]	2.75%	[2]
Maturity, minimum	Jan. 01, 2001	[2]
Maturity, maximum	Dec. 31, 2020	[2]
Long-term loans	2,534	[2]	3,425	[2]
Loan from bank (c) [Member]
Long-term loans:
Interest rate	7.90%	[3]	7.90%	[3]
Maturity, minimum	Jan. 01, 2012	[3]
Maturity, maximum	Dec. 31, 2017	[3]
Long-term loans	$ 332	[3]	$ 491	[3]

[1]	The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2014 the Company is in compliance with these covenants.
[2]	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.
[3]	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG building in Bulgaria.